Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity.
Schedule of Share capital outstanding

December 31, 2018 shares outstanding	50,261,027
Share-based compensation plan (Note 18)	1,091,039
Restricted Stock Units (Note 18)	188,089
Restricted Stock Unit withheld (a)	(51,723)
Underwritten public offering of Class A common shares (Note 1)	3,450,656
December 31, 2019 shares outstanding	54,939,088

(a)	A portion of the shares was withheld to pay income taxes of the beneficiaries.